CONCENTRATIONS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Accounts receivable			$ (333,522)		$ (333,522)		$ 10,508	$ (63,593)
Total Accounts Receivable			413,392		413,392		22,166	119,771
Less: Sales Returns and Allowances							28,707	51,159
Less: Doubtful Accounts			3,967		3,967		3,967	5,019
Accounts receivable			333,522		333,522		(10,508)	63,593
Net Revenues			790,809	$ 227,044	1,252,980	$ 442,327	910,227	1,631,653
Net accounts receivable			333,442		333,442
Less: Sales Returns and Allowances			57,417		57,417		28,707	51,159
Less: Doubtful Accounts			9,478		9,478		3,967
Intercompany transactions			$ 13,055		13,055
Concentrations, description			the three months ended June 30, 2021, one customer represented 30% of the Company’s total net revenue of $790,809 for the three months ended June 30, 2021. In the accompanying Consolidated Statements of Loss for the three months ended June 30, 2020, no one customer represented 10% of the Company’s total net revenue of $277,044 for the three months ended June 30, 2020. In the accompanying Consolidated Statements of Loss for the six months ended June 30, 2021, one customer represented 19% of the Company’s total net revenue of $1,252,980 for the six months ended June 30, 2021. In the accompanying Consolidated Statements of Loss for the six months ended June 30, 2020, no one customer represented 10% or more of the Company’s total net revenue of $442,327 for the six months ended June 30, 2020.
Allowance for Uncollectible Accounts			$ 9,478		9,478		3,967	5,019
S And S Beverage [Member]
Concentration Risk [Line Items]
Total Accounts Receivable							9,438
Less: Doubtful Accounts	$ 24,280						24,280	0
Net Revenues	572	$ 11,520					342,972	865,261
Allowance for Uncollectible Accounts	24,280						24,280	0
Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts receivable			(284,045)		(284,045)		(22,166)
Accounts receivable			$ 284,045		$ 284,045		$ 22,166
Concentration Risk, Percentage					69.00%		76.00%
Accounts Receivable [Member] | First Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					58.00%		26.00%
Accounts Receivable [Member] | Second Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					11.00%		22.00%
Accounts Receivable [Member] | Second Customers [Member] | S And S Beverage [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage							33.00%
Net Revenues							$ 272,000
Accounts Receivable [Member] | Third Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage							14.00%
Accounts Receivable [Member] | Third Customers [Member] | S And S Beverage [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage							77.00%
Net Revenues							$ 255,300
Accounts Receivable [Member] | Fourth Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage							14.00%
Accounts Receivable [Member] | Fourth Customers [Member] | S And S Beverage [Member]
Concentration Risk [Line Items]
Accounts receivable	(33,718)						$ (33,718)
Accounts receivable	$ 33,718						$ 33,718
Concentration Risk, Percentage	100.00%						100.00%
Net Revenues							$ 33,718
Allowance for Uncollectible Accounts	$ 24,280						$ 24,280
Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Accounts receivable								(19,471)
Accounts receivable								$ 19,471
Concentration Risk, Percentage								16.00%
Accounts Receivable [Member] | Six Customers [Member] | S And S Beverage [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage							78.00%
Net Revenues							$ 41,669
Purchase [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage								86.00%
Purchase [Member] | Three Vendors [Member] | S And S Beverage [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage							100.00%	89.00%
Inventory Purchased							$ 4,365	$ 36,313